EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Schedule of Share Capital
Share capital
	Year ended December 31,
	2018	2019

Authorized number of shares	37,244,508	50,000,000

Issued and outstanding number of shares	27,178,839	27,202,795